United States
Securities and Exchange Commission
"Washington, D.C.  20549

Form 13F Cover Page
Report for the Calendar Year of Quarter Ended: 09/30/11

Check here if Amendment {    }; Amendment Number: _________
This Amendment (Check only one.):[   ] is a restatement
                                 [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:    Roffman Miller Associates Inc.
Address: 1835 Market Street, Suite 500"
         Philadelphia, PA 19103"

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Paulette Greenwell
Title: Chief Compliance Officer
Phone: 215-981-1030
Signature, Place, and Date of Signing:
Paulette Greenwell, Philadelphia, PA     10/18/2011
Report Type (Check Only One.):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers:  1 = Schafer Cullen
Form 13F Information Table Entry Total:107
Form 13F Information Table Entry Total:274,559
                                        (Thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3m Company                     COM              88579y101     6530    79896 SH       Sole                                   79896
                                                                16      190 SH       Defined 01                               190
AFLAC Inc                      COM              001055102     4741   109585 SH       Sole                                  109585
AT&T Inc New                   COM              00206R102     3598   118975 SH       Sole                                  118975
                                                                14      470 SH       Defined 01                               470
Abbott Laboratories            COM              002824100      217     3861 SH       Sole                                    3861
                                                                 7      130 SH       Defined 01                               130
Adobe Systems Inc              COM              00724F101     1766    62483 SH       Sole                                   62483
American Express Company       COM              025816109     1818    38541 SH       Sole                                   38541
Apache Corp                    COM              037411105     2887    31869 SH       Sole                                   31869
Apple Inc                      COM              037833100     1704     4207 SH       Sole                                    4207
Artesian Res Corp Cl A Class A COM              043113208     2623   139314 SH       Sole                                  139314
Auto Data Processing           COM              053015103     7285   134878 SH       Sole                                  134878
Beam Inc.                      COM              073730103     1367    26674 SH       Sole                                   26674
Berkshire Hathaway B New Class COM              084670207     1830    23990 SH       Sole                                   23990
Best Buy Inc                   COM              086516101      733    31360 SH       Sole                                   31360
Boeing Co                      COM              097023105     6973    95062 SH       Sole                                   95062
                                                                12      170 SH       Defined 01                               170
Bristol-Myers Squibb Co        COM              110122108      475    13482 SH       Sole                                   13482
                                                                22      620 SH       Defined 01                               620
Church & Dwight Co Inc         COM              171340102     1336    29185 SH       Sole                                   29185
Cisco Systems Inc              COM              17275R102      708    39177 SH       Sole                                   39177
Colgate-Palmolive Co           COM              194162103     4731    51205 SH       Sole                                   51205
ConocoPhillips                 COM              20825C104     1460    20031 SH       Sole                                   20031
                                                                17      230 SH       Defined 01                               230
Cooper Industries Plc F        COM              G24140108     3894    71907 SH       Sole                                   71907
Diageo Plc New Adr F 1 Adr Rep COM              25243Q205     5903    67525 SH       Sole                                   67525
                                                                19      220 SH       Defined 01                               220
Dow Chemical Company           COM              260543103      377    13117 SH       Sole                                   13117
Du Pont E I De Nemour&co       COM              263534109     6712   146607 SH       Sole                                  146607
                                                                 7      150 SH       Defined 01                               150
E M C Corp Mass                COM              268648102     3411   158353 SH       Sole                                  158353
Exponent Inc                   COM              30214u102     1524    33155 SH       Sole                                   33155
Exxon Mobil Corporation        COM              30231g102     8692   102546 SH       Sole                                  102546
FMC Technologies Inc           COM              30249u101     4453    85267 SH       Sole                                   85267
Fedex Corporation              COM              31428X106     6242    74743 SH       Sole                                   74743
Fortune Brands HM & SEC        COM              34964C106      408    23934 SH       Sole                                   23934
General Electric Company       COM              369604103     3819   213256 SH       Sole                                  213256
                                                                 6      350 SH       Defined 01                               350
Glaxosmithkline Plc Adrf Spons COM              37733W105     4229    92688 SH       Sole                                   92688
                                                                 8      180 SH       Defined 01                               180
Harley Davidson Inc            COM              412822108      202     5200 SH       Sole                                    5200
Heinz H J Co                   COM              423074103     2516    46561 SH       Sole                                   46561
                                                                10      190 SH       Defined 01                               190
Home Depot Inc                 COM              437076102     6391   152034 SH       Sole                                  152034
Illinois Tool Works Inc        COM              452308109     3266    69922 SH       Sole                                   69922
International Business Machine COM              459200101     9748    53014 SH       Sole                                   53014
JP Morgan Chase & Co           COM              46625h100     4380   131743 SH       Sole                                  131743
                                                                 6      170 SH       Defined 01                               170
Johnson & Johnson              COM              478160104     7903   120507 SH       Sole                                  120507
                                                                16      240 SH       Defined 01                               240
Kimberly-Clark Corp            COM              494368103     1600    21747 SH       Sole                                   21747
                                                                21      280 SH       Defined 01                               280
Kraft Foods Inc                COM              50075N104      652    17460 SH       Sole                                   17460
                                                                20      530 SH       Defined 01                               530
Lab Cp Of Amer Hldg New        COM              50540R409     2911    33858 SH       Sole                                   33858
Limited Brands Inc             COM              532716107     1234    30582 SH       Sole                                   30582
Logitech Intl S A New F        COM              h50430232      165    21230 SH       Sole                                   21230
McCormick & Co Inc N-Vt Non Vo COM              579780206     6122   121420 SH       Sole                                  121420
McDonalds Corp                 COM              580135101     7407    73829 SH       Sole                                   73829
Medtronic Inc                  COM              585055106     3079    80507 SH       Sole                                   80507
Merck & Co Inc New             COM              58933y105      665    17634 SH       Sole                                   17634
                                                                17      455 SH       Defined 01                               455
Microsoft Corp                 COM              594918104     7330   282342 SH       Sole                                  282342
                                                                15      595 SH       Defined 01                               595
Nordson Corp                   COM              655663102     2261    54904 SH       Sole                                   54904
Oracle Corporation             COM              68389x105      542    21146 SH       Sole                                   21146
                                                                 5      210 SH       Defined 01                               210
Pepsico Incorporated           COM              713448108     6803   102536 SH       Sole                                  102536
Pfizer Incorporated            COM              717081103      764    35293 SH       Sole                                   35293
Philip Morris Intl Inc         COM              718172109      373     4751 SH       Sole                                    4751
                                                                11      140 SH       Defined 01                               140
Pinnacle West Capital Cp       COM              723484101      255     5301 SH       Sole                                    5301
Procter & Gamble               COM              742718109     4540    68060 SH       Sole                                   68060
Progressive Corp Ohio          COM              743315103     1163    59618 SH       Sole                                   59618
RPM International Inc Delaware COM              749685103     8009   326226 SH       Sole                                  326226
Resmed Inc                     COM              761152107     1251    49265 SH       Sole                                   49265
Reynolds American Inc          COM              761713106     1095    26447 SH       Sole                                   26447
Shaw Group Inc                 COM              820280105     1797    66787 SH       Sole                                   66787
South Jersey Inds Inc          COM              838518108     5122    90155 SH       Sole                                   90155
Stryker Corp                   COM              863667101     3622    72862 SH       Sole                                   72862
Texas Instruments Inc          COM              882508104     2791    95877 SH       Sole                                   95877
The Southern Company           COM              842587107     7897   170603 SH       Sole                                  170603
Tiffany & Co New               COM              886547108     2205    33273 SH       Sole                                   33273
U G I Corporation New          COM              902681105     2199    74794 SH       Sole                                   74794
Under Armour Inc Cl A          COM              904311107     2604    36267 SH       Sole                                   36267
V F Corporation                COM              918204108     5500    43313 SH       Sole                                   43313
Valley National Bancorp        COM              919794107     3861   312107 SH       Sole                                  312107
Verizon Communications         COM              92343v104     6542   163058 SH       Sole                                  163058
                                                                20      490 SH       Defined 01                               490
Wal-Mart Stores Inc            COM              931142103      926    15503 SH       Sole                                   15503
Walt Disney Company            COM              254687106     6407   170848 SH       Sole                                  170848
                                                                 6      170 SH       Defined 01                               170
UMH Properties Inc. REIT       COM              903002103      356    38205 SH       Sole                                   38205
Washington Real Estate Investm COM              939653101     5943   217303 SH       Sole                                  217303
Ishares Tr Barclays Tips Bond  1-3 YR TRS Bd    464287176     7227    61931 SH       Sole                                   61931
Vanguard Bond Index Fund Inter 1-3 YR TRS Bd    921937819     1890    21730 SH       Sole                                   21730
Vanguard Bond Index Fund Short 1-3 YR TRS Bd    921937827     2537    31388 SH       Sole                                   31388
Ishares MSCI Aus Idx Fd Austra STK IDX          464286103      591    27575 SH       Sole                                   27575
Ishares MSCI Brazil Indx Brazi STK IDX          464286400      603    10512 SH       Sole                                   10512
Ishares MSCI Cda Idx Fd Canada STK IDX          464286509      508    19081 SH       Sole                                   19081
Ishares MSCI Israel Inx Israel STK IDX          464286632      335     8471 SH       Sole                                    8471
Ishares MSCI Korea Idx Korea I STK IDX          464286772      559    10688 SH       Sole                                   10688
Ishares MSCI Turkey Idx Turkey STK IDX          464286715      340     8264 SH       Sole                                    8264
Ishares S&P U S Pfd Fund S&p U STK IDX          464288687     6246   175341 SH       Sole                                  175341